Provisions	6 Months Ended
Jun. 30, 2024
Text block1 [abstract]
Provisions

Note 18. Provisions

	As of January 1, 2024	Additions	Amounts used during the period	Reversals	OCI	As of June 30, 2024
	$ in thousands
Pension	2,200	122	-	-	(128)	2,194
Employee litigation and severance	242	-	-	-	(8)	235
Commercial litigation	588	-	-	-	(18)	570
Provision for tax litigation	628	-	(615)	-	(14)	-
Other provision for charges	281	-	-	(195)	(7)	79
Total	3,940	122	(615)	(195)	(174)	3,078
Non-current provisions	2,200	122	-	-	(128)	2,194
Current provisions	1,740	-	(615)	(195)	(46)	884

During the six-month period ended June 30, 2024, movements in provisions were mainly due to the reversal of a tax litigation provision of $0.6 million for which a refund was received.